Long-Term Debt	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-Term Debt
13.	LONG-TERM DEBT

Long-term debt consisted of the following:

	December 31, 2013	December 31, 2012
Funding program loans from European Investment Bank:
0.26% due 2014, floating interest rate at Libor + 0.017%	20	40
0.26% due 2015, floating interest rate at Libor + 0.026%	19	28
0.29% due 2016, floating interest rate at Libor + 0.052%	58	77
0.56% due 2016, floating interest rate at Libor + 0.317%	77	103
0.46% due 2016, floating interest rate at Libor + 0.213%	86	114
1.34% due 2020, floating interest rate at Libor + 1.099%	87	100
1.20% due 2020, floating interest rate at Libor + 0.956%	193	221
1.04% due 2020, floating interest rate at Euribor + 0.817%	121	132
0.88% due 2021, floating interest rate at Libor + 0.525%	240	—
0.92% due 2021, floating interest rate at Libor + 0.572%	231	—
Other funding program loans:
0.55% (weighted average), due 2014-2018, fixed interest rate	5	7
Other long-term loans:
1.95% (weighted average), due 2017, fixed interest rate	10	12
0.67% (weighted average), due 2018, fixed interest rate	2	—
0.87% (weighted average), due 2020, fixed interest rate	3	—
Capital leases:
5.95% (weighted average), due 2015-2017, fixed interest rate	1	5
Senior Bonds:
0.58%, due 2013, floating interest rate at Euribor + 0.40%	—	462

Total long-term debt	1,153	1,301
Less current portion	(225)	(630)

Total long-term debt, less current portion	928	671

Long-term debt is denominated in the following currencies:

	December 31, 2013	December 31, 2012
U.S. dollar	1,012	689
Euro	141	612
Total	1,153	1,301

The European Investment Bank’s loans denominated in Euros, but drawn in U.S. dollars, are classified as U.S. dollar-denominated debt.

Aggregate future maturities of total long-term debt outstanding (including current portion) are as follows:

December 31, 2013
2014	225
2015	205
2016	195
2017	119
2018	117
Thereafter	292

Total	1,153

In March 2006, STMicroelectronics Finance B.V. (“ST BV”), a wholly owned subsidiary of the Company, issued floating rate senior bonds with a principal amount of Euro 500 million at an issue price of 99.873%. The notes, which matured on March 17, 2013, were paying a coupon rate of the three-month Euribor plus 0.40% on the 17th of June, September, December and March of each year through maturity. In 2010, the Company repurchased 74 thousand bonds for a total cash consideration of $98 million. In 2011, the Company repurchased around 76 thousand bonds for a total cash consideration of $107 million. The repurchased bonds have been cancelled in accordance with their terms. The residual portion of the floating rate senior bonds outstanding was repaid on March 17, 2013 with available cash.

Credit facilities

The Company had unutilized committed medium-term credit facilities with core relationship banks totalling $730 million as of December 31, 2013. The Company also has four committed long-term amortizing credit facilities with the European Investment Bank as part of R&D funding programs. The first one, signed on December 6, 2006 for a total of €245 million for R&D in France was fully drawn in U.S. dollars for a total amount of $341 million, of which $97 million remained outstanding as at December 31, 2013. The second one, signed on July 21, 2008, for a total amount of €250 million for R&D projects in Italy, was fully drawn in U.S. dollars for $380 million, of which $163 million remained outstanding as at December 31, 2013. The third one, signed on September 27, 2010 as a €350 million multi-currency loan for R&D programs in Europe, was drawn mainly in U.S. dollars for an amount of $321 million and only partially in Euros for an amount of €100 million, of which $401 million remained outstanding as at December 31, 2013. The fourth, signed on March 12, 2013, a €350 million multi-currency loan which also supports R&D programs, was drawn in U.S. dollars for $471 million, all of which remained outstanding as at December 31, 2013.